Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Class A Preferred Shares, par value	$ 0.0005	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000	16,000,000
Class A Preferred Shares, shares issued	7,264,503
Class A Preferred Shares, shares outstanding	7,264,503
Class A Preferred Shares, liquidation preference	$ 7,264,503
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	64,179,098	64,179,098
Common stock, shares issued	64,179,098
Common stock, shares outstanding	64,179,098